Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current tax
Current tax on profits for the year		$ 1,676	$ (43,193)
Total current tax expense		1,676	(43,193)
Deferred income tax
(Decrease)/Increase in deferred tax assets	$ 342,349	(103,660)	(419,460)
Increase/(Decrease) in deferred tax liabilities	$ (342,349)	103,660	(274,734)
Total deferred tax (benefit)/expense			(694,194)
Income tax (benefit)/expense		$ 1,676	$ (737,387)